Investments in Subsidiaries (Parenthetical) (Detail) (J.I.C. Enterprises (HK) Ltd., HKD)						1 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Aug. 02, 2012	Feb. 28, 1983 Ordinary Shares	Aug. 02, 2012 Ordinary Shares
Schedule of Equity Method Investments [Line Items]
Number of share issued						500,000
Issued share capital						500,000
Ordinary shares issued price per share							1
Percentage of Ownership	100.00%	[1]	100.00%	[1]	100.00%
Equity consideration price per share					1.00

[1]	NTHL acquired a 100% equity interest in JICE for a consideration of HK$1.00 on August 2, 2012, which was incorporated in February 1983 in Hong Kong. JICE's issued share capital amounted to HK$500,000, which is made up of 500,000 ordinary shares of HK$1 each. The primary reason for the acquisition was for re-organization.